Acquisitions - Pro Forma Effect on Operating Results (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Tripwire [Member]
Business Acquisition [Line Items]
Revenues	$ 2,354,191	$ 2,405,198
Income (loss) from continuing operations	$ 92,104	$ 23,302
Diluted income per share from continuing operations attributable to Belden stockholders (in dollars per share)	$ 2.14	$ 0.53
Grass Valley and Prosoft [Member]
Business Acquisition [Line Items]
Revenues			$ 2,401,200
Income (loss) from continuing operations			$ 67,956
Diluted income per share from continuing operations attributable to Belden stockholders (in dollars per share)			$ 1.54